Pensions and Other Postretirement Benefits (Details 7) - USD ($) $ in Millions		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		$ 3.2	$ 2.4	$ 3.2
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		497.0	489.2	$ 505.6
Total financial assets measured at net asset value	[1]	8.9	9.8
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		488.1	479.4
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		456.5	460.1
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		28.4	16.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value		3.2	2.4
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[2]	3.7	2.7
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[2]	3.7	2.7
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[2]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[2]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[3]	96.7	130.8
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[3]	94.8	128.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[3]	1.9	1.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[3]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[4]	82.9	91.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[4]	73.2	81.4
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[4]	9.7	10.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[4]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[5]	231.8	168.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[5]	231.8	168.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[5]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[5]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[6]	53.0	71.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[6]	53.0	71.9
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[6]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[6]	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[7]	20.0	13.6
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[7]	0.0	6.7
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[7]	16.8	4.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	[7]	$ 3.2	$ 2.4

[1]	This category is comprised of a private equity fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The fair value estimate of the private equity fund is based on the underlying funds’ net asset values further as a practical expedient equivalent to the Company’s defined benefit plan’s ownership interest in partners’ capital, whereby a proportionate share of the net assets is attributed and further corroborated by our review. The private equity fund is non-redeemable, and the return of principal is based on the liquidation of the underlying assets. In accordance with ASU 2015-07, the private equity fund is removed from the total financial assets measured at fair value and disclosed separately.
[2]	This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.
[3]	This category is invested in a diversified portfolio of common stocks and index funds that primarily invest in U.S. stocks with broad market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indices and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 asset is comprised of a pooled fund that consists of equity securities traded on active exchanges.
[4]	This category is invested primarily in common stocks and other equity securities traded on active exchanges of foreign issuers located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 asset is comprised of a pooled fund that consists of equity securities traded on active exchanges.
[5]	This category is primarily comprised of bond funds, which seek to duplicate the return characteristics of high-quality U.S. and foreign corporate bonds with a duration range of 10 to 13 years. In 2018, this category is further comprised of various U.S. Treasury Separate Trading of Registered Interest and Principal (“STRIP”) holdings, with wide-ranging maturity dates. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[6]	This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian, as well as emerging, markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[7]	This category is comprised of a real estate fund whereby the underlying investments are contained in the Canadian market and a private limited investment partnership in 2017, and in 2018, this category also included a common collective trust fund investing in direct commercial property funds. In 2017, the category included a dynamic asset allocation mutual fund, which was comprised of U.S. and global equities and fixed-income securities inclusive of derivatives within the asset mix. The dynamic asset allocation mutual fund was classified as a Level 1 asset, whereby the assets are valued using quoted market prices for identical securities in active markets. The real estate fund and the collective trust fund investing in direct commercial property are classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets and based on the quoted market prices of the underlying investments in the common collective trust, respectively. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private investment limited partnership cannot be redeemed, and the return of principal is based on the liquidation of the underlying assets.